Financial and capital risk management - Sensitivity analysis of hedge accounting (Details 11) - Risk Nickel Price Increase [Member] $ in Millions	Jun. 30, 2023 USD ($)
Nickel Revenue Hedge Program Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 45
Nickel Revenue Hedge Program Options [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	29
Nickel Revenue Hedge Program Options [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	13
Nickel Revenue Hedging Program Protected Item Part Of Nickel Revenues With Fixed Sales Prices [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(29)
Nickel Revenue Hedging Program Protected Item Part Of Nickel Revenues With Fixed Sales Prices [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (13)